Schedule of Investments – Virtus Duff & Phelps Clean Energy ETF

April 30, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS – 95.3%

Energy – 3.0%
Cameco Corp. (Canada)	1,506	$67,996
Technip Energies NV (France)	2,912	99,296
Total Energy		167,292
Industrials – 25.1%
ABB Ltd. (Switzerland)	1,734	90,739
Array Technologies, Inc.*	4,291	20,511
Balfour Beatty PLC (United Kingdom)	15,730	95,928
Bloom Energy Corp. Class A*	6,980	127,874
BWX Technologies, Inc.	761	83,040
GE Vernova, Inc.	167	61,927
Hubbell, Inc.	268	97,332
Maire SpA (Italy)	9,785	105,307
NEXTracker, Inc. Class A*	4,907	199,273
Plug Power, Inc.*	25,817	22,528
Prysmian SpA (Italy)	1,541	83,690
Sungrow Power Supply Co., Ltd. Class A (China)	6,320	52,733
Sunrun, Inc.*	4,845	33,382
Vestas Wind Systems A/S (Denmark)	18,471	244,617
Xylem, Inc.	574	69,207
Total Industrials		1,388,088
Information Technology – 13.3%
Enphase Energy, Inc.*	4,183	186,520
First Solar, Inc.*	2,998	377,208
Infineon Technologies AG (Germany)	2,326	76,125
TE Connectivity PLC (Switzerland)	662	96,904
Total Information Technology		736,757
Materials – 1.0%
MP Materials Corp.*	2,129	52,075
Utilities – 52.9%
AES Corp. (The)	4,749	47,490
Alliant Energy Corp.	1,074	65,557
Centrais Eletricas Brasileiras SA (Brazil)	21,900	169,600
China Yangtze Power Co., Ltd. Class A (China)	19,200	77,987
Chubu Electric Power Co., Inc. (Japan)	13,500	174,864
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	7,000	140,477
Clearway Energy, Inc. Class C	6,399	187,747
Constellation Energy Corp.	444	99,207
EDP Renovaveis SA (Spain)	5,677	53,089
EDP SA (Portugal)	56,876	223,965
Fortum OYJ (Finland)	12,690	211,972
Guangdong Investment Ltd. (China)	118,000	95,549
Iberdrola SA (Spain)	21,737	391,410
NextEra Energy, Inc.	1,881	125,801
Orsted AS (Denmark)*(1)	2,045	81,254
Pennon Group PLC (United Kingdom)	20,540	137,141
Redeia Corp. SA (Spain)	4,409	92,403
Solaria Energia y Medio Ambiente SA (Spain)*	6,312	47,437
Southern Co. (The)	1,289	118,446
SSE PLC (United Kingdom)	17,016	383,697
Total Utilities		2,925,093
Total Common Stocks
(Cost $5,458,142)		5,269,305
Security Description	Shares	Value

PREFERRED STOCK – 1.5%

Utilities – 1.5%
Cia Energetica de Minas Gerais, 13.77% (Brazil)
(Cost $85,325)	42,397	$81,804

RIGHT – 0.0%(2)
Utilities – 0.0%(2)
EDP Renovaveis SA (Spain), expiring 05/07/25*
(Cost $543)	5,677	579

TOTAL INVESTMENTS - 96.8%
(Cost $5,544,010)		5,351,688
Other Assets in Excess of Liabilities – 3.2%		176,172
Net Assets - 100.0%		$5,527,860

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $81,254, or 1.5% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments – Virtus Duff & Phelps Clean Energy ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,269,305	$—	$—	$5,269,305
Preferred Stock	81,804	—	—	81,804
Right	579	—	—	579
Total	$5,351,688	$—	$—	$5,351,688